Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
REVENUE
Sales	$ 471,876	$ 640,664	$ 709,484
Cost of sales	(46,041)	(335,725)	(763,671)
Gross Profit	425,835	304,939	(54,187)
EXPENSES
Depreciation and Amortization	30,545	45,098	84,282
Management fees	81,500	35,500	24,000
Professional fees	35,605	27,055	56,587
Directors fees	38,250
Investor relations fees			87,065
Goodwill impairment			39,403
General and administration fees	107,081	108,745	318,281
Total	292,981	216,398	609,518
Gain/(Loss) from operations	132,854	88,541	(663,705)
OTHER EXPENSES:
Interest on loans	(27,923)	(44,549)	(31,885)
Amortization of debt discount (Note 11)			(350,000)
Foreign exchange loss/gain	(9,928)	6,312
Net income (loss)	95,003	50,304	(1,045,590)
Other comprehensive item
Foreign currency translation loss			(10,337)
Net income (loss) and comprehensive income (loss) for the year	$ 95,003	$ 50,304	$ (1,055,927)
Basic earnings (loss) per share	$ 0.008	$ 0.004	$ (0.09)
Diluted earnings (|loss) per share	$ 0.007	$ 0.003	$ (0.09)
Weighted average number of shares outstanding
Basic	11,976,639	11,719,912	11,886,718
Diluted	13,376,639	14,920,826	11,886,718